Securitizations and Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2019
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests

	Billions of yen
	March 31, 2018
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥288	¥—	¥288	¥288	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	0	0	0	0

Total	¥—	¥288	¥0	¥288	¥288	¥0

	Billions of yen
	March 31, 2019
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥138	¥—	¥138	¥138	¥0
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	0	0	0	0	0

Total	¥—	¥138	¥0	¥138	¥138	¥0

Type and carrying value of financial assets

	Billions of yen
	March 31
	2018	2019
Assets
Trading assets
Equities	¥1	¥—
Debt securities	20	—
CMBS and RMBS	—	—
Loans	1	15

Total	¥22	¥15

Liabilities
Long-term borrowings	¥21	¥15

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31
	2018	2019
Consolidated VIE assets
Cash and cash equivalents	¥23	¥20
Trading assets
Equities	712	780
Debt securities	436	426
CMBS and RMBS	4	43
Investment trust funds and other	12	5
Derivatives	20	17
Private equity investments	2	2
Office buildings, land, equipment and facilities	25	55
Other	66	71

Total	¥1,300	¥1,419

Consolidated VIE liabilities
Trading liabilities
Derivatives	22	23
Borrowings
Short-term borrowings	124	151
Long-term borrowings	829	884
Other	2	3

Total	¥977	¥1,061

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2018
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥35	¥—	¥35
Debt securities	110	—	110
CMBS and RMBS	2,775	—	2,775
Investment trust funds and other	174	—	174
Derivatives	—	—	—
Private equity investments	13	—	13
Loans	455	—	455
Other	17	—	17
Commitments to extend credit and other guarantees	—	—	71

Total	¥3,579	¥—	¥3,650

	Billions of yen
	March 31, 2019
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥29	¥—	¥29
Debt securities	109	—	109
CMBS and RMBS	2,654	—	2,654
Investment trust funds and other	153	—	153
Derivatives	—	—	—
Private equity investments	12	—	12
Loans	593	—	593
Other	11	—	11
Commitments to extend credit and other guarantees	—	—	84

Total	¥3,561	¥—	¥3,645